June 12, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Equity Trust
(File Nos. 333-56881 and 811-08817)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 101 to the Registration Statement of the above referenced registrant (“Registrant”).  This Post-Effective Amendment is being filed in reliance on Rule 485(a) under the Securities Act of 1933 (the “1933 Act”) and shall become effective on August 15, 2009.  The Registrant is filing the Amendment primarily for the purpose of updating the Registrant’s ING Index Plus Large Cap Equity Fund X’s (formerly, ING Principal Protection Fund X) Class A, Class B Prospectus and Class C Prospectus and related Statement of Additional Information, each dated August 15, 2009, in compliance with annual updating requirements pursuant to section 10 (a) (3) of the 1933 Act.

Please contact Paul A. Caldarelli at 480.477.2649 or the undersigned at 202.261.3445 if you have any questions.

Sincerely,

/s/ Jules Baughns
Jules Baughns

cc.	Paul A. Caldarelli, Esq.
ING U.S. Legal Services

Jeffrey S. Puretz, Esq.
Dechert LLP